Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Transamerica ClearTrack 2055
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica ClearTrack® 2055
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.During the most recent fiscal year, the portfolio turnover rate for the fund was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.Acquired fund fees and expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	 Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed-income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed-income funds and ETFs may include funds that invest primarily in investment grade fixed-income securities, TIPS,or in high yield, high risk fixed-income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed-income funds and ETFs may invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.The fund is designed for investors expecting to retire around 2055. The fund’s asset-mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2055 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub-adviser, Wilshire Advisors LLC (the “sub-adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.The fund’s current Target Allocation for domestic equity, foreign equity, fixed-income, and real estate is shown in the table below.Asset ClassFixed-IncomeFundsDomesticEquityFundsForeignEquityFundsRealEstateFundsTransamerica ClearTrack 20557.0%55.0%34.0%4.0%It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund and adviser or sub-adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.The investment manager may change the available underlying Transamerica Funds, and the sub-adviser may change the fund’s asset allocations and underlying funds and ETFs, at any time without notice to shareholders and without shareholder approval.Glide Path PeriodOver time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de-risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “-33” years before its target date):During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2055 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshireto overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.Static Allocation PeriodThe fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2055. This combination is currently expected to be tax-free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed-income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The fund, through its investments in underlying funds and ETFs, is subject to the risks of the underlying funds and ETFs. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund (either directly and/or through its investments in underlying fundsand ETFs). Each risk described below may not apply to each underlying fund or ETF and an underlying fund or ETF may be subject to additional or different risks than those described below. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.You may lose money if you invest in this fund.Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment will go down.Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events,technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses,particularly to some sectors of the economy and individual issuers,and reduced liquidity of many instruments. There also have beensignificant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chainsand employee availability; large fluctuations in consumer demand;and widespread uncertainty regarding the duration and long-term effects of the pandemic. The domestic and global economic downturn may be prolonged. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the pandemic.The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.Government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets.The COVID-19 pandemic could continue to adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance. In addition, the pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the fund by its service providers.Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fundmay invest has its own investment risks, and those risks can affect the value of the underlying funds' shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund's prospectus identifies certain risks of each underlying fund.Asset Allocation – The fund’s investment performance is significantly impacted by the fund’s asset allocation and reallocation from time to time. The sub-adviser's decisions whether and when to tactically overweight or underweight asset classes and select a mix of underlying funds may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying funds selected by the sub-adviser may underperform the market or similar funds.Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty.Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure.Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds.Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may, under the current asset segregation and coverage regulatory framework, be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. The SEC has adopted new Rule 18f-4 under the 1940 Act, which provides a comprehensive regulatory framework for the use of derivatives by registered investment companies and set limits on a fund’s investments in derivatives. Compliance with Rule 18f-4 is not required until August 2022, but the rule may impact the fund’s use of derivatives before that date. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically.Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.Extension – When interest rates rise, repayments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund falls, the value of your investment will go down. The fund may lose its entire investment in the fixed-income securities of an issuer.Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the fund.Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the fund’s assets can decline as can the value of the fund’s distributions.Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.Interest Rate – Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The fund faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses.Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations or meet segregation, coverage or margin requirements.Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.Absent any applicable fee waivers and/or expense limitations, performance would be lower.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.Prior to December 6, 2021, the fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/investments-fund-center
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedReturnBest Quarter:6/30/202019.18%Worst Quarter:3/31/2020-20.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31,  2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	 Effective December 6, 2021, the S&P Target Date 2055 Index became the fund’s primary benchmark. Prior to December 6, 2021, the fund’s primary benchmark was the Dow Jones Target 2055 Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
1 Year	rr_AverageAnnualReturnYear01	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	12.53%
Transamerica ClearTrack 2055 | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	8.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	8.04%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	1,186
10 years	rr_ExpenseExampleYear10	$ 5,714
2018	rr_AnnualReturn2018	(8.99%)
2019	rr_AnnualReturn2019	26.40%
2020	rr_AnnualReturn2020	16.49%
2021	rr_AnnualReturn2021	18.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
1 Year	rr_AverageAnnualReturnYear01	18.84%
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2017
Transamerica ClearTrack 2055 | R1
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	8.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	9.24%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	8.04%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	1,443
10 years	rr_ExpenseExampleYear10	$ 6,115
1 Year	rr_AverageAnnualReturnYear01	18.08%
Since Inception	rr_AverageAnnualReturnSinceInception	12.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2017
Transamerica ClearTrack 2055 | R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	8.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.99%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	8.04%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	1,345
10 years	rr_ExpenseExampleYear10	$ 5,964
1 Year	rr_AverageAnnualReturnYear01	18.35%
Since Inception	rr_AverageAnnualReturnSinceInception	16.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
Transamerica ClearTrack 2055 | Return After Taxes on Distributions | R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%
Transamerica ClearTrack 2055 | Return After Taxes on Distributions and Sale of Fund Shares | R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Transamerica ClearTrack 2055 | S&P Target Date 2055 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.19%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.62%	[5]

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]	Acquired fund fees and expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.
[4]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2025 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2025 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[5]	Effective December 6, 2021, the S&P Target Date 2055 Index became the fund’s primary benchmark. Prior to December 6, 2021, the fund’s primary benchmark was the Dow Jones Target 2055 Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.